Basis of Accounting - Narrative (Details) £ in Millions, $ in Millions		6 Months Ended	9 Months Ended
	Jan. 01, 2018	Jul. 31, 2018 GBP (£)	Oct. 31, 2018	Jan. 31, 2018 GBP (£)	May 31, 2017 USD ($)	May 31, 2017 GBP (£)	Oct. 04, 2016 USD ($)	Oct. 04, 2016 GBP (£)
Sarepta Revenue Agreement
Disclosure of changes in accounting estimates [line items]
Specified milestone payments					$ 22.0	£ 17.2	$ 22.0	£ 17.2
Deferred revenue							$ 40.0	£ 32.8
Research and development costs percentage, third party responsibility	45.00%		45.00%
Sarepta Revenue Agreement | Adjusted
Disclosure of changes in accounting estimates [line items]
Deferred revenue				£ 13.1
Sarepta Revenue Agreement | Adjusted | Cost share income
Disclosure of changes in accounting estimates [line items]
Deferred revenue				0.7
Sarepta Revenue Agreement | Adjusted | Specified Development Milestones
Disclosure of changes in accounting estimates [line items]
Deferred revenue				£ 12.4
General and administrative expenses | Previously stated
Disclosure of changes in accounting estimates [line items]
Employee benefits expense		£ 0.7
Research and development expenses
Disclosure of changes in accounting estimates [line items]
Employee benefits expense		£ 0.7